6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2024		Jan. 31, 2023
Equpment, Vehicles and Furniture, starting balance		$ 18,672	[1]	$ 26,934
Additions for the year		(5,609)		(8,040)
Disposals for period		0		(222)
Equpment, Vehicles and Furniture, ending balance	[1]	13,063		18,672
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		62,633		62,633
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		62,633		62,633
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(44,373)		(36,547)
Additions for the year		(5,478)		(7,826)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(49,851)		(44,373)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		18,260		26,086
Additions for the year		(5,478)		(7,826)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		12,782		18,260
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		15,394		23,397
Additions for the year		0		0
Disposals for period		0		(8,003)
Equpment, Vehicles and Furniture, ending balance		15,394		15,394
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(15,178)		(22,931)
Additions for the year		(43)		(54)
Disposals for period		0		7,807
Equpment, Vehicles and Furniture, ending balance		(15,221)		(15,178)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		216		466
Additions for the year		(43)		(54)
Disposals for period		0		(196)
Equpment, Vehicles and Furniture, ending balance		173		216
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		33,384		97,620
Additions for the year		0		0
Disposals for period		0		(64,236)
Equpment, Vehicles and Furniture, ending balance		33,384		33,384
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(33,188)		(97,238)
Additions for the year		(88)		(160)
Disposals for period		0		64,210
Equpment, Vehicles and Furniture, ending balance		(33,276)		(33,188)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		196		382
Additions for the year		(88)		(160)
Disposals for period		0		(26)
Equpment, Vehicles and Furniture, ending balance		$ 108		$ 196

[1]	Note 6